Note 21 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax, net of refunds	$ 73,031	$ 42,153
Interest	27,685	20,404
Increases (Decreases) in capital lease obligations	(616)	(522)
Dividends declared but not paid	1,992	1,961
Rent expense	$ 76,893	$ 74,183